Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Summary of quantitative information about the leases

	Year Ended
	December 31,
($in thousands)	2019	2020
Finance lease cost
Amortization of right-of-use assets	$2,060	$2,060
Interest on lease liabilities	2,298	2,180
Total finance lease cost	4,358	4,240
Operating lease cost	137	152
Total lease cost	$4,495	$4,392

	Year Ended		Year Ended
	December 31, 2019		December 31, 2020
	Finance	Operating	Finance	Operating
($ in thousands)	Leases	Leases	Leases	Leases
Operating cash flows from leases	$(2,298)	$(137)	$(2,180)	$(182)
Financing cash flows from leases	$(1,292)	$—	$(1,500)	$—
Weighted-average remaining lease term	6.02	6.38	5.52	6.24
Weighted-average discount rate	8.50%	8.50%	8.50%	8.50%

Schedule of maturities of lease liabilities

($ in thousands)	Finance Leases	Operating Leases
Year Ended December 31, 2021	$3,773	$105
Year Ended December 31, 2022	3,868	105
Year Ended December 31, 2023	3,965	105
Year Ended December 31, 2024	4,065	106
Year Ended December 31, 2025	4,167	106
Thereafter	16,937	678
Total	36,775	1,205
Less: present value discount	(11,956)	(436)
Lease liabilities	$24,819	$769